Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Derivative financial instruments

30 Derivative financial instruments

A significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decrease in the value of its foreign currency denominated revenue. The Group uses such derivative instruments to protect the value of its foreign currency denominated revenue, and not for speculative or trading purposes. Despite being entered into such domestic currency swaps with the intent to reduce the foreign currency exposure risk for trade receivables and expected sales, the Group’s derivative financial instruments do not qualify for being accounted for as hedging instruments according to IAS 39. Therefore, the Company reflects the positive or negative changes in the fair value of those derivatives through profit or loss in the caption “Net exchange rate gains/(losses)”.

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2023 and 2022.

	31/12/23	31/12/22
British pounds	3,443	13,753
U.S. dollars	2,816	11,598
Euro	12,056	9,720
Chinese renminbi	—	7,428
Australian dollars	721	1,624
Japanese yen	—	861
Total	19,036	44,984

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2023		2022
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	4,540	147	38,474	925
Liabilities	14,496	(36)	6,510	(66)
Total	19,036	111	44,984	859
As at December 31, 2023 and 2022, the forward exchange contracts have a net unrealized income 111 and 859, respectively. These amounts are recorded in net exchange rate gains/(losses) in the consolidated statements of profit or loss (see note 38).